Employee Benefit Plan, Description of Plan (Details)	12 Months Ended
Dec. 31, 2025
EBPESP
EBP, Description of Plan [Line Items]
EBP, Description of Plan

1	Description of Plan
The following brief description of the Trane Technologies Employee Savings Plan (the “Plan”) provides only general information. More complete descriptions are found in the governing Plan documents and the summary plan description.
History
The Plan is sponsored by Trane Technologies Company LLC, a U.S. subsidiary of Trane Technologies plc (Trane Technologies plc, Trane Technologies Company LLC and its participating affiliates are collectively referred to as the "Company"). The Company established the Plan effective January 1, 2003 and the Plan was last amended and restated effective January 1, 2025.
General
The Plan is a defined contribution plan with a 401(k) feature generally covering eligible employees of the Company, as defined in the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA").
Fidelity Management Trust Company is the trustee and Fidelity Workplace Services LLC is the recordkeeper of the Plan (collectively "Fidelity"). The Plan’s assets are part of the Trane Technologies Employee Savings Plan Master Trust ("Master Trust").
The Benefits Administration Committee of Trane Technologies Company LLC (the “Committee”) administers the Plan and is responsible for carrying out the provisions thereof on behalf of the Company. The Benefits Design Committee of Trane Technologies plc approves recommended design changes to the Plan. The Plan requires that Trane Technologies stock be an investment option under the Plan. The other investment options available under the Plan from time to time are selected by the Benefits Investment Committee of Trane Technologies plc (the "BIC"). The BIC monitors the investment options offered in the Plan other than those offered through the self-directed brokerage window. Participants direct investments among the Plan's investment options. The Plan is intended to meet the requirements and regulations of ERISA Section 404(c).
Contributions
For those employees who are eligible to participate in the Plan, there is automatic enrollment whereby a new employee is automatically enrolled in the Plan with a 4% pre-tax contribution on eligible compensation, as defined, and such contribution is invested in a default investment option selected by the BIC. The current default investment is the applicable target retirement date fund corresponding to the employee's target retirement date based on date of birth. The employee has 35 days to opt out of auto-enrollment or to change their initial contribution percentage and investment election. Payroll deductions, consequently, do not begin until such period has expired. Each year, participants may contribute up to 50% (in whole percentages) of their eligible compensation, as defined in the Plan and subject to applicable U.S. Internal Revenue Code of 1986, as amended ("IRC") limits. Participants may use pre-tax or after-tax dollars, or a combination of both for elective contributions. Effective January 1, 2024, participants may make Roth contributions and Roth in-plan conversions. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Participants may change their contribution amounts in accordance with the administrative procedures established by the Committee. Participants are also allowed to rollover amounts from certain other tax-qualified eligible retirement plans to the Plan.
Participants may change their contribution amounts at any time by contacting Fidelity. Participants direct the investment of their contributions into various investment options offered by the Plan. The Plan’s assets are held in the Master Trust, together with assets from other participating defined contribution plans sponsored by the Company or its affiliates and intended to qualify under IRC Section 401(a).
The Company contributes via matching and non-matching contributions to the Plan. Company matching contributions are 100% of participants’ contributions up to 6% of eligible compensation, as defined. All matching contributions are made in cash and invested in the same manner as the participant contributions. Additionally, participants receive a non-matching company contribution of 2% of eligible compensation, as defined. Non-matching Company contributions are made in cash and invested in the same manner as the participant contributions. If a participant does not have an investment election on file, Company contributions are invested in the Plan's default investment fund which is the target date retirement fund corresponding to the participant's anticipated retirement date based on date of birth.
Participant Accounts
Each participant’s account is credited with the participant’s contributions and allocations of (a) the Company’s contributions and (b) Plan earnings (losses) net of investment management fees. Each participant's account is charged for participant withdrawals and disbursements and applicable administrative expenses. Allocations are based on participant earnings, contributions or account balances, as defined. The benefit which a participant is entitled to receive is the benefit that can be provided from the participant’s vested account.
Vesting
Participants are vested immediately in their elective contributions plus actual earnings thereon. The Company’s matching contribution portion of participants’ accounts is also immediately vested. Company non-matching contributions are vested after 3 years of service or upon attainment of age 65 while employed, or death or disability (as defined by the Plan) while employed.
Notes Receivable from Participants
Subject to certain restrictions, participants may take loans from their accounts in an amount of a minimum of $1,000 up to a maximum equal to the lesser of (a) $50,000 reduced by their highest outstanding loan balance during the preceding twelve month period or (b) 50% of their eligible account balance. The loans are secured by the balance in the participant’s account and bear a fixed interest rate of prime plus 1.0% (rounded to the nearest 0.25%) at the time of the loan. At December 31, 2025, outstanding loans bore interest rates ranging from 3.25% to 10.00%. Principal and interest are paid ratably through payroll deductions. Loan terms range from 1-5 years (principal residence loans may be up to 15 years). Loan terms for participants merged into the Plan remain at their original loan terms.
Forfeited Accounts
Forfeited non-vested amounts are used to reduce future employer contributions, make restorations or pay plan expenses. At December 31, 2025 and 2024, forfeited non-vested balances were $310,802 and $114,414, respectively. In 2025 and 2024, employer contributions were reduced by $4,603,851 and $2,479,596, respectively, from forfeited non-vested accounts.
Participant Withdrawals and Distributions
On termination of employment, Plan distributions may be in the form of a lump sum or in installments in such other manner that the Plan may permit (minimum distribution amount is $500). In the case of an employee’s termination because of death, the entire account balance is paid to the valid designated beneficiary under the Plan or, if none is designated, pursuant to the terms of the Plan. The participants may, under certain conditions, take in-service withdrawals from the Plan while employed, subject to limitations as to purpose and source of the funds.
Subsequent Event
The Plan has evaluated subsequent events through June 22, 2026, the date the financial statements were issued.
The Plan was amended and restated effective January 1, 2026 to (i) modify the match true-up provision to make highly compensated employees who terminate during the plan year due to retirement or death eligible to receive the true-up contribution; (ii) provide for catch-up contributions for certain plan participants to be made on a Roth basis; (iii) add additional participating employers; and (iv) merge the portion of the JustWorks Retirement Savings Plan attributable to Magenta Technologies LLC into the Plan effective May 19, 2025.